Portfolio of Investments
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.4%
Issuer	Shares	Value ($)
Communication Services 1.9%
Entertainment 0.2%
Lions Gate Entertainment Corp., Class B(a)	147,831	824,897
Interactive Media & Services 0.3%
Trivago NV, ADR(a)	713,133	1,041,174
Media 0.7%
Criteo SA, ADR(a)	208,408	1,656,844
Liberty Latin America Ltd., Class C(a)	124,083	1,273,091
Total		2,929,935
Wireless Telecommunication Services 0.7%
Shenandoah Telecommunications Co.	56,114	2,763,615
Total Communication Services		7,559,621
Consumer Discretionary 11.2%
Auto Components 2.1%
Cooper Tire & Rubber Co.	155,936	2,541,757
Gentherm, Inc.(a)	66,399	2,084,929
Modine Manufacturing Co.(a)	329,968	1,072,396
Visteon Corp.(a)	62,780	3,012,184
Total		8,711,266
Automobiles 1.0%
Thor Industries, Inc.	92,371	3,896,209
Distributors 0.3%
Educational Development Corp.	221,607	1,030,473
Diversified Consumer Services 0.9%
American Public Education, Inc.(a)	57,888	1,385,260
Carriage Services, Inc.	140,050	2,261,807
Total		3,647,067
Household Durables 2.6%
Cavco Industries, Inc.(a)	15,247	2,209,900
Ethan Allen Interiors, Inc.	150,498	1,538,090
Hamilton Beach Brands Holding Co.	111,563	1,060,964
Hooker Furniture Corp.	81,583	1,273,511
Legacy Housing Corp.(a)	124,479	1,151,431
Lifetime Brands, Inc.	143,447	810,475
TRI Pointe Group, Inc.(a)	289,687	2,540,555
Total		10,584,926
Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products 0.9%
American Outdoor Brands Corp.(a)	131,840	1,094,272
Malibu Boats, Inc., Class A(a)	83,512	2,404,310
Total		3,498,582
Multiline Retail 0.6%
Big Lots, Inc.	159,547	2,268,758
Specialty Retail 1.4%
Aaron’s, Inc.	48,700	1,109,386
Children’s Place, Inc. (The)	46,248	904,611
Citi Trends, Inc.	98,588	877,433
Sleep Number Corp.(a)	29,230	560,047
Urban Outfitters, Inc.(a)	168,728	2,402,687
Total		5,854,164
Textiles, Apparel & Luxury Goods 1.4%
Canada Goose Holdings, Inc.(a)	89,930	1,788,708
Capri Holdings Ltd.(a)	100,772	1,087,330
Movado Group, Inc.	147,660	1,745,341
Skechers U.S.A., Inc., Class A(a)	48,950	1,162,073
Total		5,783,452
Total Consumer Discretionary		45,274,897
Consumer Staples 3.8%
Beverages 0.8%
MGP Ingredients, Inc.	128,484	3,454,935
Food & Staples Retailing 1.3%
Andersons, Inc. (The)	120,697	2,263,069
Weis Markets, Inc.	70,053	2,918,408
Total		5,181,477
Food Products 1.2%
Fresh Del Monte Produce, Inc.	172,800	4,771,008
Personal Products 0.5%
Inter Parfums, Inc.	41,682	1,931,960
Total Consumer Staples		15,339,380
Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 3.4%
Energy Equipment & Services 1.5%
Core Laboratories NV	93,120	962,861
Covia Holdings Corp.(a)	795,304	454,437
Dawson Geophysical Co.(a)	771,914	750,918
Frank’s International NV(a)	251,851	652,294
Natural Gas Services Group, Inc.(a)	202,712	904,096
Pason Systems, Inc.	154,910	687,975
Profire Energy, Inc.(a)	876,431	690,277
ProPetro Holding Corp.(a)	466,970	1,167,425
Total		6,270,283
Oil, Gas & Consumable Fuels 1.9%
Delek U.S. Holdings, Inc.	264,183	4,163,524
Range Resources Corp.	470,340	1,072,375
Talos Energy, Inc.(a)	167,680	964,160
W&T Offshore, Inc.(a)	803,000	1,365,100
Total		7,565,159
Total Energy		13,835,442
Financials 37.6%
Banks 22.1%
Ameris Bancorp	139,082	3,304,588
Atlantic Union Bankshares Corp.	116,237	2,545,590
Auburn National Bancorporation, Inc.	38,516	1,510,212
BancFirst Corp.	97,604	3,257,046
BankUnited, Inc.	145,713	2,724,833
Banner Corp.	92,477	3,055,440
Boston Private Financial Holdings, Inc.	418,029	2,988,907
Bridge Bancorp, Inc.	87,071	1,842,422
Brookline Bancorp, Inc.	286,628	3,233,164
Capital Bancorp, Inc.(a)	116,730	1,461,460
Capital City Bank Group, Inc.	185,535	3,732,964
CB Financial Services, Inc.	54,560	1,053,554
Central Pacific Financial Corp.	109,670	1,743,753
Columbia Banking System, Inc.	129,864	3,480,355
Community Trust Bancorp, Inc.	79,547	2,528,799
First BanCorp	818,000	4,351,760
First Community Corp.	157,038	2,468,637
First Financial Corp.	103,339	3,484,591
Common Stocks (continued)
Issuer	Shares	Value ($)
First of Long Island Corp. (The)	172,920	3,000,162
Heritage Financial Corp.	77,733	1,554,660
Hilltop Holdings, Inc.	260,460	3,938,155
Investors Bancorp, Inc.	462,713	3,697,077
National Bank Holdings Corp., Class A	101,531	2,426,591
Northrim BanCorp, Inc.	117,831	3,181,437
OFG Bancorp	215,970	2,414,545
Popular, Inc.	188,158	6,585,530
Sierra Bancorp	74,871	1,316,232
Silvergate Capital Corp., Class A(a)	159,210	1,518,864
Southern First Bancshares, Inc.(a)	57,911	1,642,935
Towne Bank	195,383	3,534,479
UMB Financial Corp.	124,945	5,794,949
Total		89,373,691
Capital Markets 0.9%
INTL FCStone, Inc.(a)	96,139	3,486,000
Consumer Finance 1.6%
Ezcorp, Inc., Class A(a)	866,099	3,611,633
FirstCash, Inc.	43,374	3,111,651
Total		6,723,284
Insurance 7.0%
American Equity Investment Life Holding Co.	193,787	3,643,196
American National Insurance Co.	31,640	2,606,503
Crawford & Co., Class A	221,914	1,597,781
Employers Holdings, Inc.	83,355	3,376,711
FBL Financial Group, Inc., Class A	80,880	3,774,669
Global Indemnity Ltd	115,055	2,933,902
Heritage Insurance Holdings, Inc.	208,584	2,233,935
Horace Mann Educators Corp.	63,391	2,319,477
National Western Life Group, Inc., Class A	13,106	2,254,232
Protective Insurance Corp., Class B	131,921	1,813,914
United Fire Group, Inc.	54,222	1,768,179
Total		28,322,499
Mortgage Real Estate Investment Trusts (REITS) 0.8%
Blackstone Mortgage Trust, Inc.	111,000	2,066,820
Starwood Property Trust, Inc.	126,535	1,296,984
Total		3,363,804

2	Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 5.2%
HomeStreet, Inc.	125,932	2,799,468
MGIC Investment Corp.	541,196	3,436,595
Provident Financial Holdings, Inc.	144,965	2,207,817
Radian Group, Inc.	300,620	3,893,029
Washington Federal, Inc.	155,025	4,024,449
Western New England Bancorp, Inc.	408,954	2,764,529
WSFS Financial Corp.	71,965	1,793,368
Total		20,919,255
Total Financials		152,188,533
Health Care 3.8%
Biotechnology 1.3%
Atara Biotherapeutics, Inc.(a)	120,330	1,024,008
Coherus Biosciences, Inc.(a)	67,661	1,097,461
Immunomedics, Inc.(a)	246,097	3,317,388
Total		5,438,857
Health Care Equipment & Supplies 0.7%
Inogen, Inc.(a)	31,380	1,621,091
Quotient Ltd.(a)	299,702	1,183,823
Total		2,804,914
Pharmaceuticals 1.8%
Aerie Pharmaceuticals, Inc.(a)	160,440	2,165,940
Supernus Pharmaceuticals, Inc.(a)	174,780	3,144,292
TherapeuticsMD, Inc.(a)	1,740,350	1,844,771
Total		7,155,003
Total Health Care		15,398,774
Industrials 13.2%
Aerospace & Defense 0.4%
Curtiss-Wright Corp.	18,340	1,694,799
Airlines 0.3%
JetBlue Airways Corp.(a)	152,150	1,361,742
Building Products 1.6%
Apogee Enterprises, Inc.	106,668	2,220,828
Resideo Technologies, Inc.(a)	147,387	713,353
Universal Forest Products, Inc.	99,066	3,684,264
Total		6,618,445
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 0.4%
HNI Corp.	63,800	1,607,122
Construction & Engineering 0.5%
Dycom Industries, Inc.(a)	78,700	2,018,655
Electrical Equipment 1.2%
AZZ, Inc.	45,221	1,271,615
Encore Wire Corp.	81,593	3,426,090
Total		4,697,705
Machinery 3.0%
Gorman-Rupp Co.	97,906	3,055,646
LB Foster Co., Class A(a)	115,965	1,433,328
Lydall, Inc.(a)	208,266	1,345,398
Manitex International, Inc.(a)	285,808	1,180,387
Mueller Industries, Inc.	138,789	3,322,609
Standex International Corp.	40,400	1,980,408
Total		12,317,776
Marine 0.5%
Atlas Corp.	268,405	2,064,034
Professional Services 0.9%
Korn/Ferry International	140,316	3,412,485
Road & Rail 3.1%
Heartland Express, Inc.	133,940	2,487,266
Marten Transport Ltd.	154,970	3,179,984
Schneider National, Inc., Class B	198,141	3,832,047
Werner Enterprises, Inc.	83,498	3,027,638
Total		12,526,935
Trading Companies & Distributors 1.3%
BMC Stock Holdings, Inc.(a)	94,800	1,680,804
Textainer Group Holdings Ltd.(a)	427,948	3,517,733
Total		5,198,537
Total Industrials		53,518,235
Information Technology 9.2%
Communications Equipment 4.3%
Casa Systems, Inc.(a)	392,909	1,375,181
Digi International, Inc.(a)	187,113	1,785,058
KVH Industries, Inc.(a)	211,067	1,990,362
Lumentum Holdings, Inc.(a)	74,658	5,502,295

Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
NETGEAR, Inc.(a)	124,340	2,839,926
Netscout Systems, Inc.(a)	167,733	3,970,240
Total		17,463,062
Electronic Equipment, Instruments & Components 1.2%
Vishay Intertechnology, Inc.	293,320	4,226,741
Vishay Precision Group, Inc.(a)	34,177	686,274
Total		4,913,015
IT Services 0.4%
International Money Express, Inc.(a)	180,320	1,646,322
Semiconductors & Semiconductor Equipment 0.7%
Cohu, Inc.	233,473	2,890,396
Software 2.1%
Asure Software, Inc.(a)	266,640	1,589,174
CDK Global, Inc.	81,292	2,670,442
MicroStrategy, Inc., Class A(a)	26,250	3,100,125
Park City Group Inc(a)	259,175	984,865
Total		8,344,606
Technology Hardware, Storage & Peripherals 0.5%
Stratasys Ltd.(a)	131,855	2,103,087
Total Information Technology		37,360,488
Materials 9.5%
Chemicals 2.1%
FutureFuel Corp.	290,244	3,271,050
Livent Corp.(a)	639,396	3,356,829
Tronox Holdings PLC, Class A	368,184	1,833,556
Total		8,461,435
Containers & Packaging 0.7%
Greif, Inc., Class A	87,917	2,733,340
Metals & Mining 4.8%
Ampco-Pittsburgh Corp.(a)	422,104	1,055,260
Capstone Mining Corp.(a)	6,997,842	2,212,776
Centerra Gold, Inc.(a)	358,260	2,130,773
Commercial Metals Co.	305,070	4,817,055
Common Stocks (continued)
Issuer	Shares	Value ($)
Ferroglobe PLC(a)	1,317,018	599,243
Gold Resource Corp.	349,560	961,290
Olympic Steel, Inc.	223,580	2,314,053
Pretium Resources, Inc.(a)	368,490	2,102,590
Schnitzer Steel Industries, Inc., Class A	147,448	1,922,722
Universal Stainless & Alloy Products, Inc.(a)	166,713	1,285,357
Total		19,401,119
Paper & Forest Products 1.9%
Clearwater Paper Corp.(a)	161,323	3,518,455
Louisiana-Pacific Corp.	250,970	4,311,664
Total		7,830,119
Total Materials		38,426,013
Real Estate 5.8%
Equity Real Estate Investment Trusts (REITS) 5.8%
Farmland Partners, Inc.	481,234	2,921,090
Mack-Cali Realty Corp.	163,460	2,489,496
Pebblebrook Hotel Trust	316,155	3,442,928
PotlatchDeltic Corp.	138,962	4,362,017
RLJ Lodging Trust	728,491	5,623,950
Sunstone Hotel Investors, Inc.	535,222	4,661,784
Total		23,501,265
Total Real Estate		23,501,265
Total Common Stocks (Cost $567,542,330)		402,402,648

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(b),(c)	1,761,099	1,760,218
Total Money Market Funds (Cost $1,760,852)		1,760,218
Total Investments in Securities (Cost: $569,303,182)		404,162,866
Other Assets & Liabilities, Net		718,675
Net Assets		404,881,541

4	Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	8,853,962	25,375,647	(32,468,510)	1,761,099	807	(429)	21,915	1,760,218
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2020	5